RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Right Of Use Asset And Lease Liability [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITIES	RIGHT OF USE ASSETS AND LEASE LIABILITIES
The Group has entered into lease agreements primarily for the lease of offices and premises. Changes in right of use assets and lease liabilities as of December 31, 2025 and 2024 are as follows:

	2025	2024
Lease liabilities:
As of the beginning of the year	4,191,989	11,422,417
Additions	903,378	382,004
Financial adjustments	654,879	732,234
Foreign Exchange gain /(losses)	1,170,960	1,427,154
Gain on net monetary position	(1,061,635)	(5,937,085)
Deletions	-	(1,551,109)
Payments	(2,325,884)	(2,283,626)
As of the end of the year	3,533,687	4,191,989

Right of use assets:
As of the beginning of the year	4,178,512	7,294,388
Additions	903,378	382,004
Deletions	-	(1,648,580)
Depreciation	(1,840,689)	(1,849,300)
As of the end of the year	3,241,201	4,178,512